Shares and issued capital - Share Purchase Agreements (Details) $ / shares in Units, $ in Thousands, $ in Millions													12 Months Ended
	Oct. 25, 2018 USD ($) shares	Oct. 04, 2018 HKD ($) $ / shares shares	Oct. 04, 2018 USD ($) shares	Sep. 27, 2018 HKD ($) $ / shares shares	Sep. 27, 2018 USD ($) shares	Aug. 29, 2018 HKD ($) shares	Aug. 29, 2018 USD ($) shares	Jun. 29, 2018 HKD ($) shares	Jun. 29, 2018 USD ($) shares	Apr. 23, 2018 $ / shares	Dec. 06, 2017 $ / shares	Dec. 06, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares												241,418,625
Price per placing share | $ / shares											$ 10.65
Ordinary shares issued | $												$ 1,000	$ 160,878	$ 326,140
Cancellation of treasury shares | $													$ 20,057
Shares bought back on-market and cancelled (in shares) | shares													(18,941,000)
Ordinary shares
Disclosure of classes of share capital [line items]
Ordinary shares issued | $							$ 228		$ 246			966	$ 474	966
Ordinary shares repurchased (in shares) | shares		11,650,000	11,650,000	7,291,000	7,291,000
Reduction of issued capital		$ 96.1	$ 12,300	$ 60.8	$ 7,800
Cancellation of treasury shares | $	$ 20,000												76
Shares bought back on-market and cancelled (in shares) | shares	18,941,000
Share premium
Disclosure of classes of share capital [line items]
Ordinary shares issued | $							$ 77,148		$ 83,256			$ 325,174	160,404	$ 325,174
Cancellation of treasury shares | $													$ 19,981
Weighted average | Ordinary shares
Disclosure of classes of share capital [line items]
Repurchase price per share | $ / shares		$ 8.23		$ 8.32
Minimum | Ordinary shares
Disclosure of classes of share capital [line items]
Repurchase price per share | $ / shares		8.11		8.27
Maximum | Ordinary shares
Disclosure of classes of share capital [line items]
Repurchase price per share | $ / shares		$ 8.32		$ 8.36
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares						57,054,901	57,054,901
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | Ordinary shares
Disclosure of classes of share capital [line items]
Price per placing share | $ / shares										$ 10.65
Ordinary shares issued						$ 607.6	$ 77,400
Datang Telecom Technology & Industry Holdings Co., Ltd. ("Datang")
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares								61,526,473	61,526,473
Datang Telecom Technology & Industry Holdings Co., Ltd. ("Datang") | Ordinary shares
Disclosure of classes of share capital [line items]
Price per placing share | $ / shares										$ 10.65
Ordinary shares issued								$ 655.3	$ 83,500